COMMITMENTS AND CONTINGENCIES Other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Wireless data and services [Member]
Other commitments
Purchase Obligation	$ 8,952	$ 33,122
Electronic components inventory [Member]
Other commitments
Purchase Commitment, Remaining Minimum Amount Committed	147,029	133,407
Inventory, Raw Materials and Supplies, Gross	$ 5,008	$ 5,206